Long-Term Loans Payable (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2012 Loans Payable, Due October 30, 2012 USD ($)	Sep. 30, 2012 Loans Payable, Due October 30, 2012 CNY	Sep. 30, 2012 Loans Payable, Due January 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due January 30, 2013 CNY	Sep. 30, 2012 Loans Payable, Due April 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due April 30, 2013 CNY	Sep. 30, 2012 Loans Payable, Due July 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due July 30, 2013 CNY	Sep. 30, 2012 Loans Payable, Due October 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due October 30, 2013 CNY
Long Term Debt Maturities Repayments Of Principal [Line Items]
Long-term loans from bank ,principal amounts due at maturity dates	$ 18,616	117,000	$ 3,660	23,000	$ 3,660	23,000	$ 3,660	23,000	$ 3,660	23,000	$ 3,976	25,000